Inventory, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory, Net

4) Inventory, Net

Inventory, net consists of the following:

	December 31,
	2021	2020
Raw materials	$2,380	$—
Work-in-process	6,301	4,277
Finished goods	2,151	882
Inventory, gross	10,832	5,159
Less: Inventory reserves	1,752	2,259
Inventory, net	$9,080	$2,900

During the years ended December 31, 2021 and 2020, the Company recognized write-downs in the value of inventory of $173 and $618, respectively.